Notes to the consolidated statements of income - Revenue (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenue [Line Items]
Health Care Services	€ 3,317,308,000	€ 3,208,795,000
Dialysis services	2,957,381,000	2,648,293,000
Care Coordination Revenue	359,927,000	560,502,000
Health Care Products	815,249,000	766,834,000
Dialysis Products Revenue	796,675,000	747,692,000
Non-dialysis Product Revenue	18,574,000	19,142,000
Revenue	4,132,557,000	3,975,629,000
Revenue from contracts with customers (IFRS 15) [Member]
Revenue [Line Items]
Health Care Services	3,256,925,000	3,155,537,000
Dialysis services	2,957,381,000	2,648,293,000
Care Coordination Revenue	299,544,000	507,244,000
Health Care Products	781,459,000	749,098,000
Dialysis Products Revenue	762,885,000	729,956,000
Non-dialysis Product Revenue	18,574,000	19,142,000
Revenue	4,038,384,000	3,904,635,000
Other revenue [Member]
Revenue [Line Items]
Health Care Services	60,383,000	53,258,000
Dialysis services	0
Care Coordination Revenue	60,383,000	53,258,000
Health Care Products	33,790,000	17,736,000
Dialysis Products Revenue	33,790,000	17,736,000
Non-dialysis Product Revenue	0
Revenue	€ 94,173,000	€ 70,994,000